SUBSEQUENT EVENTS (Details Textual) In Thousands, except Share data, unless otherwise specified	1 Months Ended							2 Months Ended	3 Months Ended		4 Months Ended		6 Months Ended			8 Months Ended	10 Months Ended	12 Months Ended						15 Months Ended	99 Months Ended	105 Months Ended						1 Months Ended		1 Months Ended	3 Months Ended	6 Months Ended					12 Months Ended	1 Months Ended				6 Months Ended	1 Months Ended							1 Months Ended		3 Months Ended	1 Months Ended							3 Months Ended
	Jan. 31, 2013 USD ($)	Nov. 30, 2012 USD ($)	Aug. 31, 2012 USD ($)	Apr. 30, 2012 USD ($)	May 31, 2009	Aug. 31, 2007	Feb. 28, 2005	Sep. 30, 2012 USD ($)	Jun. 30, 2013 USD ($)	Dec. 31, 2008 USD ($)	Jun. 30, 2012 USD ($)	Aug. 31, 2010 USD ($)	Jun. 30, 2013 USD ($)	Jun. 30, 2012 USD ($)	Aug. 31, 2011 USD ($)	Aug. 31, 2012 USD ($)	Oct. 31, 2009 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2008 USD ($)	Dec. 31, 2007 USD ($)	Dec. 31, 2005 USD ($)	Dec. 31, 2012 USD ($)	Jun. 30, 2013 USD ($)	Jun. 30, 2013 GBP (£)	Dec. 31, 2012 GBP (£)	Aug. 31, 2012 GBP (£)	Jun. 30, 2012 GBP (£)	Dec. 31, 2011 GBP (£)	Jan. 31, 2013 December 2012 Financing [Member] USD ($)	Jan. 31, 2013 December 2012 Financing [Member] GBP (£)	Jan. 31, 2013 January 2013 Financing [Member] USD ($)	Jun. 30, 2013 January 2013 Financing [Member] USD ($)	Jun. 30, 2013 January 2013 Financing [Member] USD ($)	Jun. 30, 2013 Series B Warrants [Member]	Jun. 30, 2013 Series C Warrants [Member]	Jun. 30, 2013 Agent Agreement In January 2013 Financing [Member]	Jun. 30, 2013 Private Placement [Member] USD ($)	Dec. 31, 2012 Private Placement [Member]	Sep. 30, 2013 Subsequent Event [Member]	Sep. 30, 2013 Subsequent Event [Member]	Mar. 31, 2013 Subsequent Event [Member] USD ($)	Jan. 31, 2013 Subsequent Event [Member] USD ($)	Jun. 30, 2013 Subsequent Event [Member] USD ($)	Apr. 30, 2012 Subsequent Event [Member] Warrant [Member] USD ($)	Oct. 31, 2013 Subsequent Event [Member] Management [Member]	Sep. 30, 2013 Subsequent Event [Member] Management [Member] USD ($)	Oct. 31, 2013 Subsequent Event [Member] Director [Member] USD ($)	Sep. 30, 2013 Subsequent Event [Member] Director [Member] USD ($)	Jan. 31, 2013 Subsequent Event [Member] December 2012 Financing [Member] USD ($)	Jan. 31, 2013 Subsequent Event [Member] December 2012 Financing [Member] GBP (£)	Sep. 30, 2013 Subsequent Event [Member] January 2013 Financing [Member] USD ($)	Jan. 31, 2013 Subsequent Event [Member] January 2013 Financing [Member] USD ($)	Mar. 31, 2013 Subsequent Event [Member] January 2013 Financing [Member] USD ($)	Sep. 30, 2013 Subsequent Event [Member] Series Warrants [Member]	Jan. 31, 2013 Subsequent Event [Member] Series Warrants [Member]	Jan. 31, 2013 Subsequent Event [Member] Series B Warrants [Member]	Jan. 31, 2013 Subsequent Event [Member] Series C Warrants [Member]	Jan. 31, 2013 Subsequent Event [Member] January Warrants [Member]	Jan. 31, 2013 Subsequent Event [Member] Agent Agreement In January 2013 Financing [Member] USD ($)	Sep. 30, 2013 Subsequent Event [Member] September 2013 Financing [Member] USD ($)	Mar. 31, 2013 Subsequent Event [Member] Private Placement [Member] USD ($)	Mar. 31, 2013 Subsequent Event [Member] Private Placement [Member] Series Warrants [Member]
Stock Issued During Period, Shares, New Issues (in shares)		751,500	232,558					18,375		10,950,696	10,000	200,778			522,026	242,500	410,097															67,500								335,000		45,150				22,003,452						67,500			405,500						765,250		21,958,302	165,500
Common Stock, Par or Stated Value Per Share (in dollars per share)																											£ 0.01	£ 0.01	£ 0.01	£ 0.01	£ 0.01		£ 0.01																				£ 0.01
Equity Issuance, Per Share Amount (in dollars per share)		$ 2.00	$ 1.72					$ 2.00			$ 2.25					$ 1.72							$ 1.58									$ 2.00																				$ 2.00			$ 2.00								$ 2.00	$ 2.00
Stock Issued During Period, Value, New Issues													$ 972					$ 1,937	$ 930	$ 312	$ 499	$ 69	$ 3,091	$ 3,593								$ 135																				$ 135											$ 12,516
Warrants Granted To Purchase Ordinary Shares (in shares)		375,750		79,000							5,000							261,731														33,750					375,000	187,500	43,035	167,500	10,800				21							33,750					22,575	202,750	375,000	187,500				10,800	82,750
Warrants Granted Exercise Price To Purchase Ordinary Shares (in dollar per share)				$ 2							$ 2.25							$ 2.00																											$ 2.00							$ 2.00												$ 2.00
Description Of Purchase Agreement From Each Investor		the six month anniversary of the effective date of a registration statement or (ii) the date immediately following the 20 consecutive trading days wherein the trading volume for the Ordinary Shares or ADSs exceeds $ 100 per trading day, each investor may elect to exchange all of its shares and warrants for any such additional securities issued by the Company in a subsequent financing (as defined in the November Purchase Agreement), on the same terms and conditions as provided to the investors in a subsequent financing on a $ 1 for $ 1 basis, in lieu of cash consideration (the "November Most Favored Nation").						If the Company contemplates a private placement of ordinary shares and warrants with an aggregate offering amount which is no greater than $ 20,000 or in any other private placement that occurs prior to December 1, 2012 (the "Private Placement"), in which the equity price and equity linked pricing terms are more favorable to the investors, the Company will modify the terms to reflect any more favorable pricing terms provided to the other investors in the Private Placement on a $ 1 for $ 1 basis, in lieu of cash consideration.																								(i) the six month anniversary of the effective date of a registration statement or (ii) the date immediately following the 20 consecutive trading days wherein the trading volume for the Ordinary Shares or ADSs exceeds $ 100 per trading day, each investor may elect to exchange all of its shares and warrants for any such additional securities issued by the Company in a subsequent financing on the same terms and conditions as provided to the investors in a subsequent financing (the " December Most Favored Nation").																				(i) the six month anniversary of the effective date of a registration statement or (ii) the date immediately following the 20 consecutive trading days wherein the trading volume for the Ordinary Shares or ADSs exceeds $ 100 per trading day, each investor may elect to exchange all of its shares and warrants for any such additional securities issued by the Company in a subsequent financing on the same terms and conditions as provided to the investors in a subsequent financing (the " December Most Favored Nation").									(i) the two year anniversary of the effective date of a registration statement or (ii) the date immediately following the 20 consecutive trading days wherein the trading volume for the ordinary shares or ADSs exceeds $ 100 per trading day (the "Expiration Date"), each investor may elect to exchange all of its shares and January Warrants for any such additional securities issued by the Company in a subsequent financing (as defined in the January Purchase Agreement), on the same terms and conditions as provided to the investors in a subsequent financing on a $ 1 for $ 1 basis, in lieu of cash consideration (the "January Most Favored Nation").
Proceeds From Issuance Of Detachable Warrant and Freestanding Liability Instrument																																																				17											7
Proceeds From Issuance Of Common Stock		1,503						37		6,753	23	312	0	0	951	400	522	118	75	60					253	253																		1,277		11,993						118			429	290
Proceeds From Issuance Of Stock and Warrants		190																																						670															811								90	331
Warrants Granted To Purchase Ordinary Shares Value																																								5																						43,035		5
Advisory and Legal Services Expenses																																													70																			14
Resale Agreement, Percentage Of Ordinary Shares	133.00%	133.00%																133.00%																											133.00%
Percentage Of Original Invested Amount To Pay For Each Investor																																													1.00%
Percentage Of Interest Rate Per Month																																													1.50%
Warrant Cancelled Per Share (in dollars per share)	$ 0.001																																												$ 0.001
Closing Price Of Ordinary Shares (in dollars per share)	$ 3.75																																												$ 3.75
Average Daily Volume Of Ordinary Shares (in shares)	75,000																																												75,000
Minimum Percentage Of Beneficial Owned Of Ordinary Shares	4.90%																																												4.90%
Proceeds From Detachable Warrant																																			77																				382	41
Stock and Warrants Issuance Cost																																		70	14																			613	91	20
Financial Expense Of Warrants																																			2	37																			43	2
Payments of Stock Issuance Costs	48	163							12						21		23																			33																				18
Subsequent Event, Amount Inestimable																																																							3,500
Warrants Granted To Purchase Ordinary Shares Contractual Life																																													5 years																			5 years
Additional Stock Issued To Previous Investors																																																															4,046,692
Additional Stock Issuable On Exercise Of Warrants																																																															1,259,092
Percentage Of Principal To Be Paid To Investors																																											1.50%
Interest Rate In Case Of Failure																																											1.00%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross					30,000	20,475	300,000				2,988							410,000					152,000																									200,000	760,000	100,000	510,000
Stock Option Exercise Price																																																	$ 2.00	$ 2	$ 2.00
Fair Value Adjustment of Warrants	21												195																																21
Reclassified Related Liability In Additional Paid In Capital											$ 35																																																				$ 83
Exercise Price of Warrant													$ 2.00																																		$ 0.57